CORPORATE BORROWINGS - Narrative (Details) $ in Millions, ¥ in Billions, $ in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 14,232			$ 12,160
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%	4.70%	4.70%	4.50%	4.50%
U.S. dollars | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 64			$ 71
U.S. dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 1,900			2,500
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 2.8		$ 3,300
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥			¥ 10.0		¥ 10.0